Share-based Compensation - Additional Information (Detail)	9 Months Ended		12 Months Ended									0 Months Ended			1 Months Ended			0 Months Ended		0 Months Ended							1 Months Ended		12 Months Ended		0 Months Ended											12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 Global Stock Options Plan (GSOP) Stock Options	Dec. 31, 2012 Long-term Equity Ownership Plan (LEO) Stock Options	Dec. 31, 2012 Long-term Equity Ownership Plan (LEO) Performance Shares	Dec. 31, 2012 Long-term Sustainable Performance Plan performance shares (LSPP) Performance Shares	Dec. 31, 2012 Equity Compensation Plan Restricted American Depository Share (ADS)	Dec. 31, 2012 Discretionary Bonus Deferral plan (DBD) DBD Shares	Dec. 31, 2010 Discretionary Bonus Deferral plan (DBD) DBD Shares	Dec. 31, 2009 Discretionary Bonus Deferral plan (DBD) DBD Shares USD ($)	Dec. 31, 2011 2010 Incentive Compensation Plan (ICP) DBD Shares USD ($)	Jun. 13, 2013 2013 Non-Employee Director Incentive Plan Restricted Stock Units	May 07, 2013 Equity Compensation Plan Converted to Omnibus Plan Restricted Stock Units	May 07, 2013 Equity Compensation Plan Restricted Stock American Depositary Receipts (ADRs)	May 31, 2013 Equity Compensation Plan Restricted Stock American Depositary Receipts (ADRs)	Mar. 31, 2013 Discretionary Bonus Plan Restricted Stock American Depositary Receipts (ADRs)	Mar. 31, 2013 Deferral of Discretionary Bonuses Converted to Omnibus Plan Restricted Stock Units	May 07, 2013 Deal Incentive Awards Converted to Omnibus Plan Restricted Stock Units	Sep. 30, 2013 Deal Incentive Awards Converted to Omnibus Plan Restricted Stock Units	Oct. 23, 2013 Deal Incentive Awards Converted to Omnibus Plan Restricted Stock Units Subsequent Event	May 07, 2013 American Depository Receipts (ADRs) Long-term Sustainable Performance Plan (LSPP)	May 07, 2013 Common Stock Long-term Sustainable Performance Plan Converted to Omnibus Plan	May 07, 2013 Common Stock Long-term Sustainable Performance Plan Converted to Omnibus Plan Performance Shares	May 07, 2013 Common Stock Long-term Sustainable Performance Plan Converted to Omnibus Plan Restricted Stock Units	Oct. 23, 2013 Independent Director Director Deal Incentive Plan Restricted Stock Units	May 07, 2013 Independent Director Director Deal Incentive Plan Restricted Stock Units	Mar. 31, 2013 Deferred Bonus Discretionary Bonus Plan USD ($)	Mar. 31, 2013 Deferred Bonus Discretionary Bonus Plan EUR (€)	Dec. 31, 2012 Annual Vesting Global Stock Options Plan (GSOP) Stock Options	Dec. 31, 2011 Annual Vesting 2010 Incentive Compensation Plan (ICP) DBD Shares	May 07, 2013 Annual Vesting Long-term Sustainable Performance Plan (LSPP)	May 07, 2013 Annual Vesting Non-Identified Staff Deferral of Discretionary Bonuses Converted to Omnibus Plan	May 07, 2013 Cliff Vesting, Year One Long-term Sustainable Performance Plan Converted to Omnibus Plan	Jun. 13, 2013 Cliff Vesting, Year One Non-Employee Directors 2013 Non-Employee Director Incentive Plan	May 07, 2013 Cliff Vesting, Year One Identified Staff Deferral of Discretionary Bonuses Converted to Omnibus Plan	May 07, 2013 Cliff Vesting, Year Two Long-term Sustainable Performance Plan Converted to Omnibus Plan	Jun. 13, 2013 Cliff Vesting, Year Two Non-Employee Directors 2013 Non-Employee Director Incentive Plan	May 07, 2013 Cliff Vesting, Year Two Identified Staff Deferral of Discretionary Bonuses Converted to Omnibus Plan	May 07, 2013 Cliff Vesting, Year Three Long-term Sustainable Performance Plan Converted to Omnibus Plan	Jun. 13, 2013 Cliff Vesting, Year Three Non-Employee Directors 2013 Non-Employee Director Incentive Plan	May 07, 2013 Cliff Vesting, Year Three Identified Staff Deferral of Discretionary Bonuses Converted to Omnibus Plan	Dec. 31, 2012 Minimum Long-term Equity Ownership Plan (LEO) Performance Shares	Dec. 31, 2011 Minimum 2010 Incentive Compensation Plan (ICP) DBD Shares	Dec. 31, 2011 Maximum Long-term Equity Ownership Plan (LEO) Performance Shares	Dec. 31, 2011 Maximum 2010 Incentive Compensation Plan (ICP) DBD Shares
Weighted-average common shares outstanding, Dilutive Effects:
Share-based payment award, term			10 years	10 years
Share-based payment award, vesting percentage																													33.30%		33.33%	33.33%	50.00%	50.00%	50.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Award vesting period			3 years	3 years	3 years	3 years	3 years	3 years
Award requisite service period				3 years
Award exercise duration				7 years
Contingent grant, percentage of shareholder return																																										0.00%		200.00%
Percentage of vested shares delivered						33.30%
Deferred bonus plan, minimum bonus threshold										$ 71,500
Percentage of prior year's gross bonus paid in cash									33.30%
Percentage of prior year's gross bonus deferred in shares									66.70%
Deferral of awards, minimum incentive compensation threshold											132,700																129,368	100,000
Deferral of awards, percentage of incentive compensation																																											10.00%		50.00%
Deferral of awards, increase percentage (per step)											10.00%
Deferral of awards, vesting rate																														33.30%
Share-based payment award, equity intruments converted														1,271,322							5,898,279
Share-based payment award, equity intruments issued													537,911				309,272	1,993,614				2,495,458	1,717,746	777,712		2,564
Share-based payment award, grants in period												10,932			1,271,322	731,015
Share-based payment award, equity instruments vested																				864,330					1,282
Share-based payment award, equity instruments expected to vest																			810,482						1,282
Stock compensation expense	$ 53,200,000	$ 49,800,000